As filed with the Securities and Exchange Commission on April 18, 2013

File Nos. 333-56018 and 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 41	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 42	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on May 17, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 39 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on January 24, 2013 and pursuant to Rule 485(a)(2) would have become effective on March 25, 2013.

Post-Effective Amendment No. 40 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 19, 2013 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 41 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 17, 2013 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 41 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 41 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 18th day of April, 2013.

                                                                BUFFALO FUNDS
                                                                Registrant

                                                                By:  /s/ Kent W. Gasaway
                                                                              Kent W. Gasaway
                                                                              President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 41 to its Registration Statement has been signed below on April 18, 2013, by the following persons in the capacities indicated.

/s/ Kent W. Gasaway Kent W. Gasaway	President and Treasurer
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee
Thomas S. Case* Thomas S. Case	Trustee
J. Gary Gradinger* J. Gary Gradinger	Trustee
Philip J. Kennedy* Philip J. Kennedy	Trustee
Grant P. Sarris* Grant P. Sarris	Trustee
* By: /s/ Kent W. Gasaway Kent W. Gasaway (Pursuant to Power of Attorney previously filed)